Discontinued Operations and Related Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables summarize the results of the Engineered Solutions business segment, reclassified as discontinued operations:

	For the Year Ended December 31,
	2018	2017	2016
	(Dollars in thousands)
Net sales	$2,574	$82,299	$115,336
Cost of sales	3,310	74,723	98,440
Gross (loss) profit	(736)	7,576	16,896
Research and development	—	1,429	3,145
Selling and administrative expenses	(628)	12,239	19,022
(Gain) loss on sale of assets	(508)	(6,091)	198
Rationalizations	—	(35)	(405)
Impairment	—	5,300	119,907
	400	(5,266)	(124,971)
Other expense (income)	30	(115)	(66)
Interest expense	—	1,133	3,258
Income (loss) from discontinued operations before income taxes	370	(6,284)	(128,163)
Benefit for income taxes on discontinued operations	(39)	(55)	(1,189)
Income (loss) from discontinued operations	$331	$(6,229)	$(126,974)

Basic and diluted income (loss) from discontinued operations per share	$—	$(0.02)	$(0.42)
The significant components of our Statements of Cash Flows for discontinued operations are as follows:

	For the Year Ended December 31
	2018	2017	2016
	(Dollars in thousands)
Depreciation and amortization	$—	$2,418	$5,277
Impairment	—	5,300	119,907
(Gain) loss on sale of assets	(508)	(6,091)	198
Net change in inventory	502	15,217	(917)
Cash received from divestitures	—	27,254	15,889
Credit facility reductions	—	(27,254)	(15,889)
Deferred income taxes	40	(55)	(1,189)
Capital expenditures	—	558	4,713
The following table summarizes the carrying value of the assets and liabilities of discontinued operations as of December 31, 2018 and 2017.

	As of December 31, 2018	As of December 31, 2017
	(Dollars in thousands)
Assets of discontinued operations:
Accounts receivable	$—	$3,351
Inventories	—	502
Prepaid expenses and other current assets	—	1,137
Net property, plant and equipment	—	226
Other assets	—	97
Total assets of discontinued operations	$—	$5,313

Liabilities of discontinued operations:
Accounts payable	$—	$512
Accrued income and other taxes	—	158
Other accrued liabilities	—	2,742
Total current liabilities of discontinued operations	—	3,412

Other long-term obligations	—	376

Total liabilities of discontinued operations	$—	$3,788